Significant events in the current year	12 Months Ended
Dec. 31, 2022
Significant Events In Current Year
Significant events in the current year

3.	Significant events in the current year

a) Relevant events and transactions

	Notes	Income Statement	Cash Flow
Discontinued operations (Coal)	16(a)	2,060	(73)
Capital reduction in a foreign subsidiary	15(a)	1,543	-
Sale of Midwestern System	16(b)	1,158	140
Sale of California Steel Industries	16(c)	292	437
Shareholder’s remuneration	30(d)	-	(6,615)
Shares buyback	30(c)	-	(6,036)
Sale of Companhia Siderúrgica do Pecém	16(d)	(135)	-

Discontinued operations (Coal) - In April 2022, the Company concluded the sale of the Coal operation to Vulcan Resources for a total consideration of US$270. Following the completion of the transaction, the Company recorded an income from discontinued operations of US$2,060, mainly due to the reclassification of the cumulative translation adjustments of US$3,072, which was partially offset by the disposals of the carrying value of noncontrolling interest in the amount of US$585 and impairment of US$589.

Capital reduction in a foreign subsidiary - In August 2022, the Company approved a capital reduction of VISA in the amount of US$1,500, which generated a gain of US$1,543, due to the reclassification of the cumulative translation adjustments from equity to the income statement, recorded as “Other financial items, net”.

Sale of Midwestern System - In July 2022, the Company concluded the sale of the Midwestern System to J&F Mineração Ltda. (“J&F”) and received US$140, in addition to transferring to J&F the obligations related to the take-or-pay logistics contracts. These assets were classified as held for sale and a gain of US$1,121 was recorded in the year ended December 31, 2022, due to the reversal of the impairment of property, plant and equipment and the remeasurement of the onerous contract liability. In addition, the Company recognized a gain US$37 due to the reclassification of the cumulative translation adjustments from equity to the income statement, as “Other financial items, net”.

Sale of California Steel Industries (“CSI”) - In February 2022, the Company concluded the sale of its 50% interest in CSI to Nucor Corporation (“Nucor”) for US$437. The Company recorded a gain of US$292 due to the reclassification of the cumulative translation adjustments from the equity to the income statement, recorded as “Equity results and other results in associates and joint ventures”.

Shareholder’s remuneration - During 2022, the Company paid dividends and interest on capital to its shareholders in the amount of US$6,615.

Shares buyback program - During 2022, the Company repurchased 357,442,577 common shares or their respective ADRs, corresponding to the total amount of US$6,036.

Sale of Companhia Siderúrgica do Pecém (“CSP”) - In July 2022, the Company and the other shareholders of CSP signed a binding agreement with ArcelorMittal for the sale of CSP for approximately US$2,200, which will be received at the closing of the transaction, and it will be fully used for the early settlement of CSP's net debt in the amount of approximately US$2,200. The Company has already recognized an impairment loss of US$135 for the year ended December 31, 2022 and does not expect any material impact at closing.

b) Russia-Ukraine conflict

The Company’s business is subject to external risk factors related to our global operations and the global profile of our client portfolio and supply chains. Global markets are experiencing volatility and disruption following the escalation of geopolitical tensions in connection with the military conflict between Russia and Ukraine.

The resulting economic sanctions imposed by the United States, Canada, the European Union, the UK and other countries as a direct consequence of this conflict may continue to significantly impact supply chains, lead to market disruptions including significant volatility in commodities’ prices and bring heightened near-term uncertainty to the global financial system, including through instability of credit and of capital markets.

At this time, the effects of the Russia-Ukraine conflict have not caused significant impacts on the Company’s operations nor on the fair value of its assets and liabilities. However, escalation of the Russia-Ukraine conflict may adversely affect the Company’s business, such as disruption of international trade flows, extreme market pricing volatility, with particular impact on the energy sector, industrial and agricultural supply chains, shipping, and regulatory and contractual uncertainty, and increased geopolitical tensions around the world.